SCHEDULE I - Parent Company Information - Condensed Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2017	Mar. 31, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Condensed Financial Statements, Captions [Line Items]
Income before income taxes	$ 17,258	$ 11,476	$ 54,513	$ 43,006	$ 24,732
Benefit for income taxes	6,130	4,375	11,474	16,199	9,634
Net income	$ 11,128	$ 7,101	43,039	26,807	15,098
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income from subsidiaries			43,039	26,807	15,098
Income before income taxes			43,039	26,807	15,098
Benefit for income taxes			0	0	0
Net income			$ 43,039	$ 26,807	$ 15,098